Certain Transactions (Details) - Schedule of book value of MakerBot's net assets - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Aug. 31, 2022	Dec. 31, 2022
Schedule Of Book Value Of Makerbots Net Assets Abstract
Fair value, net		$ 55,751
Net assets deconsolidated		(14,146)
Transaction expenses		(2,469)
Gain on deconsolidation of subsidiary	$ 39,100	$ 39,136